CERTAIN TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2012
Certain Transactions Tables [Abstract]
Pro forma financial information
		U.S. $
		in millions
Current assets	$2,856
Investment and non-current assets	505
Property, plant and equipment	385
Identifiable intangible assets:
Existing product rights and trade name	2,625
Research and development in-process	1,269
Goodwill	3,085
Total assets acquired	10,725

Current liabilities	761
Short term debt	2,082
Long-term liabilities, including deferred taxes	1,121
Contingent consideration	171
Total liabilities assumed	4,135
Non controlling interest	79
Net assets acquired	$6,511